Discontinued Operations - Cash flows (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash flows
Net cash (used in)/provided by discontinued operating activities	¥ 148	¥ (11,395)
Net cash (used in)/provided by discontinued investing activities	59,705	(10,565)
Discontinued Operations, Held-for-sale | SEV related business
Cash flows
Net cash (used in)/provided by discontinued operating activities	148	(11,395)
Net cash (used in)/provided by discontinued investing activities	¥ 59,705	¥ (10,565)